Subsequent Events (Details)						1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 05, 2022	Mar. 07, 2022 USD ($)	Mar. 03, 2022 USD ($)	Mar. 01, 2022	Oct. 25, 2021 USD ($)	Oct. 24, 2022 USD ($)	Oct. 20, 2022 USD ($) $ / shares	Sep. 15, 2022 USD ($)	Jun. 17, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 AUD ($) shares	Dec. 31, 2020 $ / shares shares	Jul. 31, 2020 $ / shares
Subsequent Events (Details) [Line Items]
Warrants exercised (in Shares) | shares										4,227,114	4,227,114
Cancellation of warrants (in Shares) | shares											4,227,114
Common stock, share issued (in Shares) | shares										24,469,675	24,469,675	16,691,170		8,736,378
Gross proceeds		$ 2,659,750			$ 3,407,250			$ 796,000			$ 354,994
Net proceeds										$ 75,000	$ 190,000
Common stock, per share (in Dollars per share) | $ / shares										$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 1
Proceeds from sale											$ 750,000
Agreement to pay											$ 750,000
Gross proceeds percentage											50.00%
Description of warrants											The Replacement Warrants reflect a reduction in the number of Series C and Series D Warrants from 1,550,000 in each class to 1,536,607 in each class and a reduction in the number of Series E and Series F Warrants from 1,075,000 in each class to 807,143 in each class, and the initial exercise date for the Replacement Warrants are unchanged from the date as set forth in the respective exchanged Series C, Series D, Series E or Series F Warrant.
Note conversion, description												Subsequent to December 31, 2021, a total of $168,850 in principal of convertible notes converted into 109,435 shares of common stock.	Subsequent to December 31, 2021, a total of $168,850 in principal of convertible notes converted into 109,435 shares of common stock.
Net proceeds									$ 2,213,500				$ 224,540
Common stock shares to consultants (in Shares) | shares												183,590	183,590
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, share issued (in Shares) | shares										3,802,626	3,802,626
One Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Net proceeds												$ 300,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Investor purchase						$ 1,500,000	$ 15,000,000
Common stock, per share (in Dollars per share) | $ / shares							$ 0.001
Weighted average							82.00%
Principal amount							$ 300,000
Purchase price							$ 255,000
Debt Instrument, Interest Rate, Effective Percentage							10.00%
Payments to investor							$ 47,142.85
Unsecured debenture						$ 1,666,650
Securities purchase agreement , description						The Debenture has an original issue discount of 10%, has a term of six months with a maturity date of April 24, 2023, may be extended by six months at the Company’s option subject to certain conditions, and are convertible into shares of Common Stock at a conversion price of $0.20 per share, subject to adjustment upon certain events.
Forecast [Member]
Subsequent Events (Details) [Line Items]
Securities purchase agreement , description				the Company entered into securities purchase agreements with twenty-eight accredited investors whereby, at the closing, such investors purchased from the Company an aggregate of 1,401,457 shares of the Company’s common stock and (ii) 1,401,457 warrants to purchase shares of common stock, for an aggregate purchase price of $2,452,550. Such warrants are exercisable for a term of five-years from the date of issuance, at an exercise price of $1.75 per share.
Registered direct offering, description		the Company entered into a securities purchase agreement (the “Purchase Agreement”) with thirteen accredited investors resulting in the raise of $2,659,750 in gross proceeds to the Company. Pursuant to the terms of the Purchase Agreement, the Company agreed to sell in a registered direct offering an aggregate of 1,519,857 shares of the Company’s common stock together with warrants to purchase an aggregate of 1,519,857 shares of Common Stock at an exercise price of $1.75 per share. The warrants are immediately exercisable and will expire on March 9, 2027.
Certain debts and liabilities		$ 278,163
Settlement total			$ 799,000
Note principal			660,000
Accrued interest			$ 139,000
Employment agreements, description	On April 5, 2022, upon the recommendation of the Compensation Committee of the Board, the Board approved employment agreements with, and equity issuances for, (i) Jeremy Frommer, Executive Chairman, who will receive (a) an signing award of $80,000, (b) an annual salary of $420,000; (c) 121,000 options, to vest immediately with a strike price of $1.75, and (d) 50,000 shares of the Company’s restricted common stock; (ii) Laurie Weisberg, Chief Executive Officer, who will receive (a) an annual salary of $475,000; (b) 121,000 options, to vest immediately with a strike price of $1.75, and (c) 50,000 shares of the Company’s restricted common stock; (iii) Justin Maury, Chief Operating Officer & President, who will receive (a) an annual salary of $475,000 (b) 81,000 options, to vest immediately with a strike price of $1.75, and (c) 50,000 shares of the Company’s restricted common stock; and (iv) Chelsea Pullano, Chief Financial Officer, who will receive (a) an annual salary of $250,000; (b) 37,000 options, to vest immediately with a strike price of $1.75, and (c) 35,000 shares of the Company’s restricted common stock (collectively, the “Executive Employment Arrangements”).
Promissory Notes [Member]
Subsequent Events (Details) [Line Items]
Net proceeds											$ 100,000